RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
18.	RELATED PARTY BALANCES AND TRANSACTIONS

Details of related party balances and transactions as of December 31, 2014 and 2015 are as follows:

(1)	Amounts due from related parties

As of December 31, 2014 and 2015, amounts due from related parties were $1,001 and $16,484, respectively, and details are as follows:

		As of December 31,
	Note	2014	2015

Gummy Inc., subsidiary of Oak Pacific Holdings (“OPH”)	(i)	$20	$19
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., (“Hu Lian”), subsidiary of OPH	(i)	342	365
Qingting, equity investee of the Company		220	-
JMOOP, equity investee of the Company	9(ii)	419	-
Intermediary			137
Golden Axe, equity investee of the Company	(ii)	-	15,963

Total		$1,001	$16,484

(i)	OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2014 and 2015.

(ii)
The balance mainly represents the loans to Shenzhen Golden Axe Co., Ltd. and Golden Axe Inc. (collectively, “Golden Axe”). Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. All the loans were expected to be repaid within 12 months. In December 2015, Golden Axe became an equity investee of the Company.

(2)	Amounts due to related parties:

	As of December 31,
	2014	2015

Mapbar Technology Limited, equity investee of the Company	$37	$36
Total	$37	$36

(3)	Transactions with related parties for amount due from related parties

	Years ended December 31,
	2013	2014	2015

Back office service provided to Hu Lian, subsidiary of OPH	$128	$104	$38
Professional fees paid for Nuomi by the Company	175	-	-
Dividend declared but not paid by JMOOP, equity investee of the Company	-	419	-
Loan to Qingting, equity investee of the Company.	-	228	2
Loan to Beautiful Bay Co., Ltd, substantially controlled by the majority shareholder of OPH	-	-	4,775
Intermediary transactions	-	-	142
Total	$303	$751	$4,957

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2013	2014	2015

Location-based service provided by Mapbar, equity investee of the Company	$299	$203	$110
Internet service provided by Qingting, equity investee of the Company	111	197	-
Used car service provided by 268V Limited, equity investee of the Company			42
Total	$410	$400	$152

(5)	In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi. OPH is a shareholder of SoFi and the Company's chairman and CEO, Joe Chen, is a director of SoFi. In September 2012, March 2014, January and February 2015, and October 2015, the Company invested $49,000, $20,789, $22,331 and $150,000 in newly issued Series B preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares of SoFi, respectively, concurrently with a group of other investors. These transactions were approved by the independent, disinterested members of the Company's board and the audit committee of the board.

(6)	In November 2015, the CEO of the Company provided joint and several liability guarantee for a long-term debt with a principal of $69,468 (see Note 12).